FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity risk management (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	$ 618.6
Amounts payable to affiliated corporations	95.5
Long-term debt	5,356.6
Interest payments on long-term debt	1,096.5
Lease liabilities	158.3
Interest payments on lease liabilities	18.1
Derivative financial instruments	(232.1)
Total	7,111.5
Less than 1 year
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Accounts payable and accrued charges	618.6
Amounts payable to affiliated corporations	95.5
Interest payments on long-term debt	196.4
Lease liabilities	37.3
Interest payments on lease liabilities	5.9
Total	953.7
1-3 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,213.2
Interest payments on long-term debt	410.4
Lease liabilities	61.2
Interest payments on lease liabilities	7.4
Derivative financial instruments	(151.0)
Total	1,541.2
3-5 years
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	1,265.7
Interest payments on long-term debt	287.3
Lease liabilities	35.2
Interest payments on lease liabilities	3.2
Derivative financial instruments	(8.8)
Total	1,582.6
2028 and thereafter
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Long-term debt	2,877.7
Interest payments on long-term debt	202.4
Lease liabilities	24.6
Interest payments on lease liabilities	1.6
Derivative financial instruments	(72.3)
Total	$ 3,034.0
Liquidity risk management
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Weighted average term of the corporation's consolidated debt	5 years	5 years 9 months 18 days